Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalent

The following is a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents in the Consolidated Balance Sheets to the total of the amounts in the Consolidated Statements of Cash Flows:

	As of December 31,
	2024	2023	2022
Cash and cash equivalents	38,201	32,005	60,431
Restricted cash and cash equivalents	6,910	-	-
Total cash and cash equivalents, and restricted cash and cash equivalents	45,111	32,005	60,431